Pioneer Municipal High
Income Advantage Fund, Inc.

Schedule of Investments | June 30, 2021

Ticker Symbol:        MAV

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 157.7%
	MUNICIPAL BONDS - 157.7% of Net Assets(a)
	Alabama - 0.8%
2,500,000	Alabama Industrial Development Authority, Pine City Fiber Co., 6.45%, 12/1/23	$2,507,575
	Total Alabama	$2,507,575
	Arizona - 2.3%
4,000,000(b)	City of Phoenix, 5.0%, 7/1/27	$4,869,800
1,980,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	2,044,508
27,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	27,587
	Total Arizona	$6,941,895
	Arkansas - 0.9%
2,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.5%, 9/1/49 (144A)	$2,783,725
	Total Arkansas	$2,783,725
	California - 8.6%
38,610,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	$9,387,635
1,845,000	California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40	2,800,747
2,000,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	3,151,740
2,905,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,164,504
1,875,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43	1,925,775
1,500,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	1,698,555
2,695,000(b)	Coast Community College District, Election, Series D, 5.0%, 8/1/31	3,387,858
	Total California	$25,516,814
	Colorado - 2.0%
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	$1,744,290
500,000	Colorado Health Facilities Authority, 4.0%, 8/1/37	580,865
1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/39	1,156,850
1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/44	1,147,650
1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/49	1,143,000
	Total Colorado	$5,772,655
	Connecticut - 3.4%
2,035,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$2,167,356
7,200,000(b)	State of Connecticut, Series E, 4.0%, 9/1/30	7,899,336
	Total Connecticut	$10,066,692
	District of Columbia - 2.7%
825,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$911,460
6,825,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	7,059,780
	Total District of Columbia	$7,971,240
	Florida - 8.3%
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/44	$5,784,700
1,200,000	Florida Development Finance Corp., 5.0%, 6/1/51	1,383,000
5,000,000	Florida’s Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/32	5,512,152
3,290,000	Hillsborough County Industrial Development Authority, 3.5%, 8/1/55	3,626,205
7,035,000(b)	State of Florida, Capital Outlay, Series A, 4.0%, 6/1/38	8,312,556
	Total Florida	$24,618,613
	Georgia - 7.7%
6,000,000	Brookhaven Development Authority, 4.0%, 7/1/49	$6,959,700
5,000,000	City of Atlanta, Water & Wastewater Revenue, Series A, 5.0%, 11/1/34	6,269,150
8,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	9,583,262
	Total Georgia	$22,812,112
	Idaho - 0.7%
2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$2,013,260
	Total Idaho	$2,013,260
	Illinois - 1.5%
1,000,000(b)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	$1,327,330
140,903(c)	Illinois Finance Authority, 11/15/52	11,609
223,202(e)	Illinois Finance Authority, 4.0%, 11/15/52	229,447
1,000,000	Illinois Housing Development Authority, 2.15%, 10/1/41 (GNMA/FNMA/FHLMC COLL Insured)	997,030
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	1,042,780
1,015,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	964,270
	Total Illinois	$4,572,466
	Indiana - 0.4%
1,000,000	Indiana Finance Authority, Educational Facilities, 5.125%, 7/1/37	$1,128,600
	Total Indiana	$1,128,600
	Louisiana - 2.5%
7,000,000(d)	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$7,000,000
470,000	Opelousas Louisiana General Hospital Authority, Opelousas General Health System Project, 5.75%, 10/1/23	471,612
	Total Louisiana	$7,471,612
Principal Amount USD ($)		Value
	Maine - 1.7%
1,500,000(d)	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	$1,500,000
3,500,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	3,637,060
	Total Maine	$5,137,060
	Maryland - 4.4%
2,000,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$2,166,220
4,500,000(d)	Maryland Health & Higher Educational Facilities Authority, Maryland University Medical System, Series A, 5.0%, 7/1/43	4,715,055
5,160,000	University System of Maryland, 4.0%, 4/1/42	6,241,742
	Total Maryland	$13,123,017
	Massachusetts - 14.0%
1,490,000(b)	City of Boston, Series A, 5.0%, 3/1/39	$1,903,371
1,000,000(b)	Commonwealth of Massachusetts, 3.0%, 3/1/49	1,076,530
7,000,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,252,470
2,200,000(d)	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series M-4, 5.0%, 7/1/39	2,410,848
4,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series S-1, 4.0%, 7/1/41	4,681,400
8,000,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	12,935,200
4,325,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	6,268,828
2,790,000(b)	Town of Arlington MA, 2.0%, 9/15/40	2,851,240
950,000(b)	Town of Plymouth MA, 2.0%, 5/1/34	970,824
2,160,000(b)	Town of Rockland MA, 2.2%, 8/1/50	2,108,160
	Total Massachusetts	$41,458,871
	Michigan - 2.7%
2,000,000	David Ellis Academy-West, 5.25%, 6/1/45	$2,104,740
395,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.0%, 10/1/36	398,444
5,000,000	Michigan State University, Series A, 5.0%, 8/15/41	5,420,550
	Total Michigan	$7,923,734
	Minnesota - 1.7%
1,890,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$1,890,926
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.0%, 7/1/47	1,050,970
1,740,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	2,015,529
	Total Minnesota	$4,957,425
	Montana - 0.2%
2,445,000(f)	City of Hardin, Tax Allocation, Rocky Mountain Power, Inc., Project, 6.25%, 9/1/31	$537,900
1,000,000(f)	Two Rivers Authority, Inc., 7.375%, 11/1/27	76,600
	Total Montana	$614,500
	New Hampshire - 1.1%
1,000,000	New Hampshire Health & Education Facilities Authority Act, 5.0%, 8/1/59	$1,603,390
1,375,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	1,529,344
	Total New Hampshire	$3,132,734
	New Jersey - 10.1%
7,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	$7,818,960
1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, 5.375%, 10/1/50 (144A)	1,133,760
3,500,000(e)	New Jersey State Turnpike Authority, RIB, 0.0%, 1/1/28 (144A) (AGM Insured)	6,275,500
15,375,000(c)	New Jersey Transportation Trust Fund Authority, 12/15/27 (BHAC-CR MBIA Insured)	14,522,918
	Total New Jersey	$29,751,138
	New York - 15.5%
3,000,000	Metropolitan Transportation Authority, 4.0%, 11/15/45	$3,513,060
5,000,000	Metropolitan Transportation Authority, 4.0%, 11/15/48	5,841,150
2,250,000	Metropolitan Transportation Authority, 5.0%, 11/15/32	2,940,480
2,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/55	2,538,860
1,325,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.0%, 11/1/34	1,620,144
2,500,000	New York State Dormitory Authority, 3.0%, 3/15/41	2,720,125
2,885,000	New York State Dormitory Authority, Group 3, Series A, 5.0%, 3/15/41	3,636,023
7,500,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/37	8,910,900
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,383,350
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	2,326,950
2,000,000	New York State Urban Development Corp., 3.0%, 3/15/49	2,094,600
1,256,828	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	1,341,186
	Total New York	$45,866,828
	North Carolina - 2.1%
500,000	City of Charlotte NC Water & Sewer System Revenue, 2.0%, 7/1/41	$ 512,220
1,000,000	City of Charlotte NC Water & Sewer System Revenue, 2.0%, 7/1/42	1,023,110
500,000	City of Charlotte, Airport Revenue, Series A, 5.0%, 7/1/42	612,220
1,250,000	City of Charlotte, Airport Revenue, Series A, 5.0%, 7/1/47	1,521,638
2,500,000(b)	County of Mecklenburg NC, 2.0%, 3/1/41	2,544,025
	Total North Carolina	$6,213,213
	Ohio - 3.1%
3,000,000(d)	Akron Bath Copley Joint Township Hospital District, Akron General Health System, 5.0%, 1/1/31	$3,068,220
Principal Amount USD ($)		Value
	Ohio - (continued)
2,000,000	Buckeye Tobacco Settlement Financing Authority, 4.0%, 6/1/48	$2,335,380
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.0%, 6/1/55	1,168,160
2,500,000(b)(d)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,614,900
	Total Ohio	$9,186,660
	Oregon - 0.4%
1,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	$1,209,460
	Total Oregon	$1,209,460
	Pennsylvania - 5.6%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	$1,142,560
2,000,000	Pennsylvania Housing Finance Agency, 2.05%, 4/1/41	2,018,960
3,500,000	Pennsylvania Turnpike Commission, 5.25%, 12/1/44	4,519,830
500,000	Philadelphia Authority for Industrial Development, 5.5%, 6/1/49 (144A)	544,865
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, 5.0%, 11/15/50	1,037,750
470,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	500,597
6,000,000(d)	Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., 8.2%, 12/1/43	6,701,760
	Total Pennsylvania	$16,466,322
	Puerto Rico - 4.3%
6,500,000(b)(f)	Commonwealth of Puerto Rico, 8.0%, 7/1/35	$5,378,750
1,000,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/21	973,500
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.0%, 7/1/58	2,881,575
3,000,000	PUERTO RICO S.A.LES TAX FING COR REGD B/E, 4.784%, 7/1/58	3,417,810
	Total Puerto Rico	$12,651,635
	Rhode Island - 1.3%
1,355,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 243,900
3,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	3,513,180
	Total Rhode Island	$3,757,080
	South Carolina - 2.1%
4,400,000(g)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$6,212,932
	Total South Carolina	$6,212,932
	South Dakota - 1.5%
4,000,000	South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.0%, 11/1/44	$4,299,160
	Total South Dakota	$4,299,160
	Texas - 19.3%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$574,195
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	1,113,310
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,679,295
1,250,000	City of Houston TX Combined Utility System Revenue, 4.0%, 11/15/35	1,539,600
2,500,000(b)	County of Harris, Series A, 5.0%, 10/1/26	2,976,825
5,000,000(b)(d)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,482,300
5,020,000(d)	Grand Parkway Transportation Corp., Series A, 5.5%, 4/1/53	5,613,816
5,000,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.0%, 2/1/50 (144A)	5,357,750
3,000,000(d)	Houston Higher Education Finance Corp., St. John’s School Project, Series A, 5.0%, 9/1/38	3,168,390
3,355,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/30	3,887,908
1,500,000(d)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,542,300
2,000,000(b)(d)	Richardson Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	2,149,600
6,960,000(f)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	1,713,900
986,384	Texas Department of Housing & Community Affairs, 2.3%, 7/1/37 (FNMA HUD SECT 8 Insured)	1,013,144
1,000,000(e)	Texas Midwest Public Facility Corp., 0.0%, 12/1/30	479,800
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/32	473,204
3,365,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, 7.0%, 12/31/38	3,727,175
1,165,000	Texas Water Development Board, 4.0%, 10/15/44	1,394,190
5,000,000(b)(d)	Tyler Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	5,372,550
5,000,000	University of Texas System, Financing System, Series A, 5.0%, 8/15/49	7,851,000
	Total Texas	$57,110,252
	Utah - 2.2%
5,000,000	County of Utah, IHC Health Services, Inc., Series B, 4.0%, 5/15/47	$5,341,550
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/36	1,228,350
	Total Utah	$6,569,900
	Vermont - 0.7%
2,000,000	Vermont Educational & Health Buildings Financing Agency, Green Bond, 4.0%, 12/1/42	$2,206,020
	Total Vermont	$2,206,020
	Virginia - 12.5%
3,235,000(b)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$3,583,022
2,275,000(b)	County of Arlington, 4.0%, 8/15/35	2,662,910
4,000,000(b)	County of Fairfax VA, 2.0%, 10/1/34 (ST AID WITHHLDG Insured)	4,236,640
4,550,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	4,620,525
5,000,000	University of Virginia, Multi Year Capital Project, Series A, 4.0%, 8/1/48	5,825,700
5,000,000	University of Virginia, Series A, 5.0%, 4/1/42	6,120,500
4,955,000	Virginia College Building Authority, 3.0%, 2/1/36	5,475,572
1,000,000	Virginia Public Building Authority, 4.0%, 8/1/40	1,222,880
Principal Amount USD ($)		Value
	Virginia - (continued)
3,000,000	Virginia Public School Authority Revenue, 4.0%, 8/1/25 (ST AID WITHHLDG Insured)	$3,347,970
	Total Virginia	$37,095,719
	Washington - 7.8%
1,335,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/46	$2,058,730
3,000,000	City of Seattle, Water System Revenue, 4.0%, 8/1/32	3,483,750
2,500,000(b)	King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)	2,866,500
4,000,000(b)	State of Washington, 4.0%, 7/1/39	4,939,120
3,435,000(b)	State of Washington, 5.0%, 6/1/41	4,444,444
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	2,936,550
1,000,000	Washington Health Care Facilities Authority, 4.0%, 8/1/44	1,146,200
1,100,000(d)	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,189,672
	Total Washington	$23,064,966
	Wisconsin - 1.6%
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	$798,135
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	1,007,520
1,455,000(d)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,559,149
1,220,000	Wisconsin Housing & Economic Development Authority, 2.95%, 3/1/42 (FNMA COLL Insured)	1,276,108
	Total Wisconsin	$4,640,912
	TOTAL MUNICIPAL BONDS
	(Cost $430,905,699)	$466,826,797
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 157.7%
	(Cost $430,905,699)	$466,826,797
	OTHER ASSETS AND LIABILITIES - (57.7)%	$(170,763,737)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$296,063,060

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BHAC-CR MBIA	Berkshire Hathaway Assurance Corp.
FHLMC COLL	Federal Home Loan Mortgage Corporation Collateral.
FNMA	Federal National Mortgage Association.
FNMA COLL	Federal National Mortgage Association Collateral.
FNMA HUD SECT 8	Federal National Mortgage Association U.S. Department of Housing and Urban Development Section 8.
GNMA	Government National Mortgage Association.
PSF-GTD	Permanent School Fund Guaranteed.
RIB
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at June 30, 2021.

SCH BD GTY	School Board Guaranty.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2021, the value of these securities amounted to $21,354,153, or 7.2% of net assets applicable to common shareowners.

(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2021.
(f)	Security is in default.
(g)	Escrow to maturity.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$466,826,797	$–	$466,826,797
Total Investments in Securities	$–	$466,826,797	$–	$466,826,797
Other Financial Instruments:
Variable Rate MuniFund Term Preferred Shares(a)	$–	$(180,000,000)	$–	$(180,000,000)
Total Other Financial Instruments	$–	$(180,000,000)	$–	$(180,000,000)

(a) The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

During the three months ended June 30, 2021, there were no transfers in and out of Level 3.